Income Taxes - Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before taxes	$ 546	$ 533	$ 2,512	$ 2,875	$ 2,710
Tax expected at 21%			528	604	569
Foreign operations			47	(43)	42
U.S. tax on foreign operations			(36)	(23)	(45)
Uncertain tax positions			6	11	25
R&D benefits			(33)	(32)	(30)
State taxes, net of federal benefit			39	45	47
Valuation allowance			8	33	37
Other			4	5	7
Total	$ 163	$ 131	$ 563	$ 600	$ 652
Actual income tax rate	29.90%	24.60%	22.40%	20.90%	24.10%